Property, Plant and Equipment - Summary of Net Assets Acquired and Liablities Assumed (Details) - CAD ($) $ in Millions	Oct. 06, 2020	Dec. 17, 2021
STORM Resources Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 1,114
Exploration and evaluation assets		13
Working capital		20
Long-term debt		(183)
Asset retirement obligations		(18)
Other long-term liabilities		(35)
Deferred tax liability		(140)
Net assets acquired		771
Less: cash consideration		$ 771
Painted Pony Energy Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Net assets acquired	$ 328
Less: cash consideration	111
Gain on acquisition	$ 217